INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 2,040,100	$ 1,886,709
Less: accumulated amortization	(261,836)	(236,672)
Total	1,778,264	1,650,037
Amortization expense	39,361	36,045
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	2,027,918	1,873,842
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	7,117	7,517
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 5,065	$ 5,350